Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance
Schedule of information pertaining to effects of reinsurance on premiums and other considerations and policy and contract benefits

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Premiums and other considerations:
Direct	$5,216.5	$4,869.7	$6,050.4
Assumed	503.5	494.3	439.5
Ceded	(455.7)	(650.0)	(609.1)
Net premiums and other considerations	$5,264.3	$4,714.0	$5,880.8

Benefits, claims and settlement expenses:
Direct	$6,448.3	$6,351.5	$7,615.8
Assumed	775.0	796.1	746.4
Ceded	(1,572.6)	(665.0)	(524.7)
Net benefits, claims and settlement expenses	$5,650.7	$6,482.6	$7,837.5

Schedule of information pertaining to cost of reinsurance asset and liability included on the consolidated statements of financial position

	December 31, 2022	December 31, 2021

	(in millions)
Cost of reinsurance asset	$3,689.2	$46.5

Cost of reinsurance liability	$84.2	$22.1

Schedule of assets held in support of reserves associated with coinsurance with funds withheld agreement

December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$15,693.5
Fixed maturities, trading	100.8
Equity securities	11.0
Mortgage loans	2,810.8
Other investments	179.8
Cash and cash equivalents	1,762.9
Accrued interest income	178.7
Net other liabilities	(33.6)
Net assets	$20,703.9

Schedule of components of net investment income on the funds withheld assets that were passed to coinsurer

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$745.9
Fixed maturities, trading	2.0
Equity securities	0.6
Mortgage loans	98.4
Cash and cash equivalents	18.2
Other	4.8
Total	869.9
Investment expenses	(20.5)
Net investment income	$849.4

Schedule of components of net realized gains (losses) on the funds withheld assets that were passed to coinsurer

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$(235.5)
Fixed maturities, trading	(6.4)
Equity securities	(2.4)
Mortgage loans	(24.8)
Derivatives	2.7
Other	3.3
Net realized capital losses	$(263.1)